Revenue from Contracts with Customers - Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue - related party, Deductions	$ 1,325	$ 7,128
ASU 2014-09 [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred revenue - related party, Balance at beginning of period	96,689	103,817
Deferred revenue - related party, Additions	1,644	0
Deferred revenue - related party, Deductions	(2,969)	(7,128)
Deferred revenue - related party, Balance at end of period	$ 95,364	$ 96,689